ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Summary of Tax Effects on Components of Other Comprehensive Income (Loss)	The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

	Three Months Ended June 30, 2019
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$21	$(11)	$10
Changes in retirement plans’ funded status	(13)	5	(8)
Foreign currency translation	(8)	—	(8)
Share of other comprehensive (loss) of entities using the equity method	1	—	1
Other comprehensive income (loss)	$1	$(6)	$(5)

	Six Months Ended June 30, 2019
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(22)	$5	$(17)
Changes in retirement plans’ funded status	(22)	8	(14)
Foreign currency translation	77	—	77
Share of other comprehensive loss of entities using the equity method	(2)	—	(2)
Other comprehensive income (loss)	$31	$13	$44

	Three Months Ended June 30, 2018
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(22)	$6	$(16)
Changes in retirement plans’ funded status	585	(139)	446
Foreign currency translation	(46)	—	(46)
Share of other comprehensive income of entities using the equity method	(33)	—	(33)
Other comprehensive income (loss)	$484	$(133)	$351

	Six Months Ended June 30, 2018
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(8)	$3	$(5)
Changes in retirement plans’ funded status	599	(143)	456
Foreign currency translation	(335)	—	(335)
Share of other comprehensive income of entities using the equity method	(18)	—	(18)
Other comprehensive income (loss)	$238	$(140)	$98

Summary of Changes in Other Comprehensive Income (Loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2018	$1	$(950)	$(899)	$(118)	$(1,966)
Other comprehensive income (loss), before reclassifications	24	431	(335)	(18)	102
Amounts reclassified from other comprehensive income	(29)	25	—	—	(4)
Other comprehensive income (loss) *	(5)	456	(335)	(18)	98
Balance, Balance, June 30, 2018	$(4)	$(494)	$(1,234)	$(136)	$(1,868)

Balance, January 1, 2019	$(22)	$(473)	$(1,216)	$(148)	$(1,859)
Other comprehensive income (loss), before reclassifications	(54)	20	77	(2)	41
Amounts reclassified from other comprehensive income (loss)	37	(34)	—	—	3
Other comprehensive income (loss) *	(17)	(14)	77	(2)	44
Reclassification of certain tax effects	—	(65)	—	—	(65)
Balance, June 30, 2019	$(39)	$(552)	$(1,139)	$(150)	$(1,880)
(*)
Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(2) million and $0 million for the six months ended June 30, 2019 and 2018, respectively.

Summary of Reclassification of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the three months and six months ended June 30, 2019 and 2018 (in millions):

		Recognized in Net Income
For the Three Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	$18
		Net sales	1
		Cost of goods sold	(18)
		Other, Net	4
Interest rate contracts	(11)	Interest expense	(2)
Total	$7		$(15)
2018
Foreign currency contracts	$(17)
		Net sales	1
		Cost of goods sold	8
		Other, Net	9
Interest rate contracts	11	Interest expense	(1)
Total	$(6)		$17

		Recognized in Net Income
For the Six Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	(44)
		Net sales	(4)
		Cost of goods sold	(29)
		Other, Net	(7)
Interest rate contracts	(20)	Interest expense	(3)
Total	(64)		$(43)
2018
Foreign currency contracts	11
		Net sales	1
		Cost of goods sold	20
		Other, Net	14
Interest rate contracts	14	Interest expense	(2)
Total	$25		$33

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2019 and 2018 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Cash flow hedges	$(1)	$(1)	$4	$(1)	Net sales
	18	(8)	29	(20)	Cost of goods sold
	(4)	(9)	7	(14)	Other, net
	2	1	3	2	Interest expense
	(2)	4	(6)	4	Income taxes
	$13	$(13)	$37	$(29)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$(29)	$21	$34	$42	*
Amortization of prior service cost	17	(21)	(59)	(22)	*
	(91)	—	(9)	5	Income taxes
	$(103)	$—	$(34)	$25
Total reclassifications, net of tax	$(90)	$(13)	$3	$(4)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.